BETTER 10K - NET INCOME (LOSS) PER SHARE - Antidilutive Securities (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	413,247	408,455	406,726	363,548
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	108,721	108,721	108,721	108,721
Pre-Closing Bridge Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	250,528	250,524	248,197	214,787
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	47,349	43,146	43,159	34,217
Warrants | Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	6,649	6,064	4,774	3,948
Warrants | Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)			1,875	1,875